Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2019	2018
Ships	$14,154,578	$13,032,555
Ships improvements	1,865,272	1,407,989
Ships under construction	387,749	491,632
Land and land improvements	38,375	34,936
Other	672,975	558,052
	17,118,949	15,525,164
Less: accumulated depreciation	(3,983,612)	(3,405,911)
Property and equipment, net	$13,135,337	$12,119,253